Schedule of Investments (unaudited)	iShares® MSCI Chile ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 25.5%
Banco de Chile	551,246,379	$61,991,810
Banco de Credito e Inversiones SA	927,710	24,914,090
Banco Itau Chile SA, NVS	1,043,915	10,293,721
Banco Santander Chile	691,583,599	33,950,977
Grupo Security SA	30,410,656	8,194,123
		139,344,721
Beverages — 4.4%
Cia. Cervecerias Unidas SA	2,112,374	12,930,281
Vina Concha y Toro SA	9,112,262	10,865,966
		23,796,247
Broadline Retail — 3.9%
Falabella SA	9,159,531	21,389,088

Capital Markets — 0.9%
Sociedad de Inversiones Oro Blanco SA	630,730,018	4,602,987

Consumer Staples Distribution & Retail — 6.5%
Cencosud SA	13,434,400	24,954,111
SMU SA	55,883,483	10,316,162
		35,270,273
Electric Utilities — 10.7%
Enel Americas SA(a)	251,853,964	29,322,079
Enel Chile SA	317,022,506	19,995,881
Engie Energia Chile SA(a)	9,716,517	9,217,406
		58,535,366
Independent Power and Renewable Electricity Producers — 3.5%
Colbun SA	121,259,336	19,186,824

Marine Transportation — 1.7%
Cia. Sud Americana de Vapores SA	161,634,888	9,377,659

Metals & Mining — 1.7%
CAP SA	1,351,772	9,296,943

Oil, Gas & Consumable Fuels — 4.4%
Empresas Copec SA	3,256,824	24,103,821
Security	Shares	Value

Paper & Forest Products — 4.3%
Empresas CMPC SA	12,157,827	$23,516,888

Passenger Airlines — 4.0%
Latam Airlines Group SA	2,262,645,564	22,051,811

Real Estate Management & Development — 3.3%
Parque Arauco SA	10,145,864	14,575,191
Plaza SA	2,431,678	3,370,864
		17,946,055
Water Utilities — 3.9%
Aguas Andinas SA, Class A	43,892,113	13,437,635
Inversiones Aguas Metropolitanas SA	10,129,926	7,793,591
		21,231,226
Wireless Telecommunication Services — 1.8%
Empresa Nacional de Telecomunicaciones SA	2,879,962	9,592,719

Total Common Stocks — 80.5%
(Cost: $405,809,222)		439,242,628

Preferred Stocks

Beverages — 2.9%
Embotelladora Andina SA, Class B, Preference Shares, NVS	6,540,479	15,748,445

Electrical Equipment — 16.2%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	1,750,461	88,590,988

Total Preferred Stocks — 19.1%
(Cost: $90,954,211)		104,339,433

Total Investments — 99.6%
(Cost: $496,763,433)		543,582,061

Other Assets Less Liabilities — 0.4%		2,353,774

Net Assets — 100.0%		$545,935,835

(a)	Non-income producing security.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$—	$—	$0	(b)	$—	$—	$—	—	$15,885	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

Schedule of Investments (unaudited) (continued)	iShares® MSCI Chile ETF
November 30, 2023

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
MSCI Emerging Markets Index	31	12/15/23	$1,530	$20,516

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$295,080,542	$144,162,086	$—	$439,242,628
Preferred Stocks	15,748,445	88,590,988	—	104,339,433
	$310,828,987	$232,753,074	$—	$543,582,061
Derivative Financial Instruments(a)
Assets
Equity Contracts	$20,516	$—	$—	$20,516

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares

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